[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08346
MORGAN STANLEY EASTERN EUROPE FUND, INC.
(Exact name of registrant as specified in charter)
522 FIFTH AVENUE, NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 522 Fifth Avenue, New York, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/07

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Eastern Europe Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

		Value
	Shares	(000)
COMMON STOCKS (93.5%)
(Unless Otherwise Noted)
Austria (1.6%)
Commercial Banks
Raiffeisen International Bank Holding AG	19,568	$2,860
Czech Republic (3.9%)
Commercial Banks
Komercni Banka A.S.	7,600	1,769
Media
Central European Media Enterprises Ltd. ‘A’	(a)56,300	5,163
		6,932
Hungary (2.0%)
Commercial Banks
OTP Bank Nyrt	39,687	2,154
Specialty Retail
Fotex plc	(a)259,800	1,504
		3,658
Poland (17.8%)
Commercial Banks
Bank Handlowy w Warszawie S.A.	67,093	2,879
Bank Millennium S.A.	1,034,252	4,618
Bank Pekao S.A.	64,708	6,011
		13,508
Construction & Engineering
Budimex S.A.	(a)35,923	965
PBG S.A.	(a)12,222	1,665
Polimex Mostostal S.A.	382,375	1,469
		4,099
Hotels, Restaurants & Leisure
AmRest Holdings N.V.	(a)110,344	5,090
Media
TVN S.A.	457,271	3,772
Metals & Mining
KGHM Polska Miedz S.A.	98,974	4,625
Textiles, Apparel & Luxury Goods
Vistula & Wolczanka S.A.	(a)189,990	1,071
		32,165
Romania (1.0%)
Food Products
Albalact S.A.	(a)4,355,097	1,767
Russia (66.0%)
Commercial Banks
Sberbank RF	4,050,500	16,845
Vozrozhdenie Bank	109,277	5,874
		22,719
Diversified Telecommunication Services

Golden Telecom, Inc.	68,530	5,516
Electric Utilities
Unified Energy System GDR	(a)55,069	7,118
Electrical Equipment
Siloviye Mashiny	(a)21,812,300	4,210
Energy Equipment & Services
TMK OAO GDR	(b)135,380	5,591
Food & Staples Retailing
Magnit OAO	(a)77,988	3,259
Food Products
Wimm-Bill-Dann Foods OJSC ADR	40,686	4,449
Integrated Oil & Gas
LUKOIL ADR	42,606	3,540
Marine
Far Eastern Shipping Co.	(a)2,770,300	2,576
Media
CTC Media, Inc.	(a)165,707	3,639
Metals & Mining
Evraz Group S.A. GDR	97,176	6,151
Mechel ADR	77,701	3,963
MMC Norilsk Nickel ADR	45,271	12,314
Severstal GDR	235,707	4,992
		27,420
Oil, Gas & Consumable Fuels
OAO Gazprom ADR	415,773	18,336
OAO Gazprom ADR, London	118,100	5,208
		23,544
Wireless Telecommunication Services
Mobile Telesystems OJSC ADR	80,718	5,595
		119,176
Slovenia (1.2%)
Pharmaceuticals
Krka, d.d. Novo mesto	13,410	2,211
TOTAL COMMON STOCKS (Cost $118,511)		168,769
INVESTMENT COMPANIES (3.3%)
Romania (3.3%)
Capital Markets
SIF 1 Banat Crisana Arad	863,000	1,288
SIF 2 Moldova Bacay	723,700	1,081
SIF 3 Transilvania Brosov	(a)1,392,600	1,348
SIF 4 Muntenia Bucuresti	900,300	914
SIF 5 Oltenia Craiova	747,200	1,377
TOTAL INVESTMENT COMPANIES (Cost $5,599)		6,008
	No. of
	Rights
RIGHTS (0.5%)
Austria (0.0%)
Commercial Banks
Raiffeisen International Bank Holding AG, expiring 10/3/07	(a)19,568	@—
Romania (0.5%)
Food Products
Albalact S.A., expiring 10/15/07	(a)1,167,700	844

TOTAL Rights (Cost $@— )		844
	No. of
	Warrants
WARRANTS (2.2%)
United States (2.2%)
Diversified Financial Services
UBS AG, expiring 6/29/09 (Cost $3,511)	(a)350	3,955
	Shares
SHORT TERM INVESTMENT (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class (Cost $1,687)	(c)1,687,203	1,687
TOTAL INVESTMENTS + (100.4%) (Cost $129,308)		181,263
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.4%)		(668)
NET ASSETS (100%)		$180,595

(a)	Non-income producing security.
(b)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $1,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as interest from affiliates and totaled $46,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $31,657,000 and $29,970,000, respectively.

@	Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $129,308,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $51,955,000 of which $52,685,000 related to appreciated securities and $730,000 related to depreciated securities.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Eastern Europe Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 20, 2007